Business Organization, Nature of Operations and Basis of Presentation (Details Narrative) - USD ($)	Apr. 25, 2024	Dec. 04, 2023	Dec. 31, 2023
Subsequent Event [Line Items]
Cash FDIC insured amount			$ 250,000
Reverse stock split		the Company effected a reverse stock split of its common stock at a ratio of 1-for-35 (the “2023 Reverse Split”). Upon the effectiveness of the 2023 Reverse Split, every 35 issued shares of common stock were reclassified and combined into one share of common stock.
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	the Company effected a reverse stock split of its common stock at a ratio of 1-for-10 (the “2024 Reverse Split”). Upon the effectiveness of the 2024 Reverse Split, every 10 issued shares of common stock were reclassified and combined into one share of common stock.